Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The information below is provided pursuant to Item 402(v) of SEC Regulation S-K with respect to "smaller reporting companies" as that term is defined at Item 10(f)(1) of SEC Regulation S-K.

(a) Year	(b) Summary Comp Table Total for PEO ($)(1)	(c) Comp. Actually Paid to PEO ($)(2)	(d) Average Summary Comp. Table for Non-PEO NEOs ($)(3)	(e) Average Comp. Actually Paid to Non-PEO NEOs ($)(4)	(f) Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)(5)	(g) Net Income ($)(6)
2021	$455,033	$455,033	$461,426	$350,426	$20.04	$(9,755,000)
2022	$451,130	$451,130	$210,027	$135,027	$2.28	$(21,941,000)

Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Holst (Chief Executive Officer) for each corresponding year in the "Total" column of the Summary Compensation Table. See "Executive Compensation - Summary Compensation Table.
PEO Total Compensation Amount	$ 451,130	$ 455,033
PEO Actually Paid Compensation Amount	$ 451,130	455,033
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of "compensation actually paid" to Mr. Holst as computed in accordance with Item 402(v)(2)(iii) of SEC Regulation S-K, which prescribes certain specified additions and subtractions from the amount in column (b). In accordance with the requirements of Item 401(v)(2)(iii) of Regulation S-K, there were no adjustments required to be made to Mr. Holst's total compensation for each year to determine the compensation actually paid.
Non-PEO NEO Average Total Compensation Amount	$ 210,027	461,426
Non-PEO NEO Average Compensation Actually Paid Amount	$ 135,027	350,426
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (d) represent the average amounts reported for the Company's named executive officers as a group (excluding Mr. Holst) in the "Total" column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Holst) included for purposes of calculating the average amounts in each applicable year are as follows: (a) for 2022, Mr. Clark and Mr. Hawkes (who separated from service with the company on March 4, 2022), and (b) for 2021 Mr. Clark and Mr. Hawkes. The dollar amounts reported in column (e) represent the average amount of "compensation actually paid" to the named executive officers as a group (excluding Mr. Holst) as computed in accordance with Item 402(v)(2)(iii) of SEC Regulation S-K, which prescribes certain specified additions and subtractions from the amount in column (d). In accordance with the requirements of Item 401(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Holst)for each year to determine the compensation actually paid:
•For 2022:
◦We subtracted the $75,000 reflecting the average for the named executive officers as a group (excluding Mr. Holst) of awards granted to Mr. Hawkes in prior fiscal years for which there was a failure to meet the applicable vesting conditions during 2022.
•For 2021:
◦We subtracted $186,000 reflecting the average for the named executive officer's as a group (excluding Mr. Host) of awards of stock options to Mr. Hawkes during 2021 as disclosed in the column "stock awards" of the Summary Compensation Table, as reported for the Proxy for year ended December 31, 2021; and
◦We added $75,000 reflecting the average of the named executive officers as a group (excluding Mr. Holst) of the fair value during 2021 of stock options issued in 2021 to Mr. Hawkes that were outstanding and unvested at the end of fiscal 2021.
(5)    Total Shareholder Return is determined based on the value of an initial fixed investment in the Company’s common stock of $100 on December 31, 2020 and calculated in accordance with Item 201(e) of SEC Regulation S-K.
(6)    The dollar amounts reported in column (g) represent the amount of net income reflected in our consolidated audited financial statements for the applicable year.

Total Shareholder Return Amount	$ 2.28	20.04
Net Income (Loss)	$ (21,941,000)	(9,755,000)
PEO Name	Mr. Holst
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (75,000)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(186,000)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (75,000)